Income statement analysis - Summary of non-operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and other income
Other incomea	$ 1,284	$ 386	$ 673
Finance income	2,773	1,635	1,103
Currency exchange losses charged to the income statementb	541	74	160
Expenditure on research and development	301	298	274
Finance costs
Interest payable on lease liabilities	468	363	245
Interest costs capitalised	382	514	464
Finance income (cost)	(104)	35	(43)
Expense due to unwinding of discount on provisions	617	504	369
Expense Due To Unwinding Of Other Payables Measured At Amortized Cost	393	407	440
Finance costs	$ 4,683	$ 3,840	$ 2,703
Capitalisation rate of borrowing costs eligible for capitalisation	4.94%	4.88%	3.56%
Interest Expense, Repayment Of Borrowings		$ (49)	$ 37
Tax relief on capitalized interest	$ 53	130	108
Lightsource bp and bp Bunge Bioenergia
Finance costs
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	427
Lightsource bp | US
Finance costs
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	498
Measured at amortized cost
Interest and other income
Interest income	1,308	1,034	371
Financial assets at fair value, class [member]
Interest and other income
Interest income	181	215	59
Financial liabilities at amortised cost, class [member]
Finance costs
Interest payable on other liabilities measured at amortized cost	3,483	3,115	2,070
Gulf of America Oil Spill
Interest and other income
Costs relating to Gulf of America oil spill, pre-interest and tax	$ 51	$ 57	$ 84